Other long term obligations - Schedule of other long term obligations (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Liabilities, Noncurrent [Abstract]
Deferred lease inducements liability (note 17(b))	$ 1,419	$ 10
Asset retirement obligation (note 17(c))	818	744	$ 678
Directors' deferred stock unit plan (note 22(e))	13,413	5,672
Deferred gain on sale-leaseback (note 17(d))	8,438	7,654	3,199
Provision for loss on sublease (note 17(e))	1,535	0	$ 0
Other long term obligations	$ 25,623	$ 14,080